Other financial assets - current - Summary of Other Financial Assets - Current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	$ 140.9	₨ 11,574.9	₨ 19,184.9
Loans to channel partners	14.5	1,192.3	1,208.9
Advances and other receivables recoverable in cash	361.6	29,715.2	23,369.8
Deposits with financial institution	12.2	1,002.3	3,000.0
Inter corporate deposits	0.5	43.0	43.0
Government grant receivables	46.3	3,805.3	5,227.5
Restricted bank deposits	78.1	6,415.1	4,726.0
Finance lease receivables	4.8	391.4	289.2
Others	38.6	3,171.2	2,394.2
Total	$ 697.5	₨ 57,310.7	₨ 59,443.5